SCHEDULE OF CHINESE INCOME TAX PROVISIONS (Details) - Distoken Acquisition Corporation [Member]	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)
Restructuring Cost and Reserve [Line Items]
Income (loss) before provision for income taxes	$ 49,508	¥ 49,508	$ 1,739,642	¥ 1,739,642	$ (2,155)	¥ (2,155)
China’s corporate income tax standard rate (on income)	25.00%	25.00%	25.00%	25.00%
Income tax provision	$ 12,377	¥ 12,377	$ 434,911	¥ 434,911